RIGHT TO USE ASSETS AND LEASE LIABILITITY (Details Narrative)				3 Months Ended		12 Months Ended
	Jul. 02, 2021 USD ($) m²	May 09, 2019 USD ($) m²	Jan. 23, 2017 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 16, 2021 USD ($)	Apr. 05, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments			$ 960	$ 0	$ 3,683	$ 3,683	$ 13,092
Lease liabilities				46,178		44,577	124,909
Right of use assets	$ 241,800			93,132		104,124	$ 365,025
Lease term	5 years	5 years								2 years
Area of land | ft²										5,000
Annual rent, year one								$ 42,000		$ 42,000	$ 39,200
Annual rent, year two								$ 44,800		$ 44,800	$ 42,000
Lease expenses				13,638		87,874
Socialist Republic Of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	5 years	5 years
Area of land | m²	6,000	4,560.57
Annual rent, year one	$ 8,645	$ 45,150
Annual rent, year two		$ 45,150
Rent increase percentage		5.00%
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments				2,508		2,508
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments	$ 8,645
Area of land | m²	6,000	4,560.57
Annual rent, year one		$ 45,150
Annual rent, year two		$ 45,150
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments				44,800		44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments				42,000		42,000
Removal Of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease liabilities									$ 44,419
Right of use assets									$ 44,419
Adoption Of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease liabilities				79,862		79,862
Right of use assets				$ 79,862		$ 79,862